Legal Proceedings and Claims - Teekay Nakilat Capital Lease (Details) $ in Thousands, £ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) vessel agreement	Jun. 30, 2018 GBP (£) agreement	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Restricted cash - current	$ 55,466		$ 38,179		$ 108,535	$ 107,672
Teekay LNG | Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Number of vessels | vessel	3
Teekay Nakilat Joint Venture
Loss Contingencies [Line Items]
Loss Contingency Accrual	$ 56,000	£ 42.3	$ 62,700	£ 46.4
Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Restricted cash - current	$ 7,000
Teekay Nakilat Corporation | Teekay LNG
Loss Contingencies [Line Items]
Number of lease agreements | agreement	3	3
Lease term	30 years
Teekay Nakilat Joint Venture | Teekay LNG | Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Share of potential exposure	70.00%